Income Taxes (Details) - Schedule of beginning and ending amount of the unrecognized tax benefit - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Beginning And Ending Amount Of The Unrecognized Tax Benefit Abstract
Balance at January 1,		$ 68,000
Additions based on tax positions relating to the current year
Reductions for tax positions of prior years		(68,000)
Balance at December 31,